RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 15-RELATED PARTY TRANSACTIONS The Company had no related party transactions during the years ended December 31, 2023, 2022 and 2021.